Stock-based Compensation - Schedule of Share-Based Payment Arrangement, Option, Activity (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2024
Number of Options
Beginning balance (in shares)			4,909,302
Forfeited during the year (in shares)			(103,812)
Exercised during the year (in shares)			(80,357)
Expired during the year (in shares)			(22,809)
Ending balance (in shares)	4,702,325	4,909,302	4,702,325
Exercisable (in shares)	4,517,989		4,517,989
Weighted-Average Exercise Price
Beginning balance (in usd per share)			$ 1.55
Forfeited during the year (in usd per share)			4.10
Exercised during the year (in usd per share)			0.68
Expired during the year (in usd per share)			2.19
Ending balance (in usd per share)	$ 1.49	$ 1.55	1.49
Exercisable, weighted average exercise price (in usd per share)	$ 1.39		$ 1.39
Weighted-Average Remaining Contractual Term (years)
Weighted average remaining contractual life of outstanding options (in years)	5 years 18 days	5 years 6 months 29 days
Exercisable, weighted average remaining contractual life of outstanding options (in years)	4 years 11 months 19 days
Intrinsic value, outstanding	$ 636	$ 3,393	$ 636
Exercisable, intrinsic value	$ 636		$ 636